Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of tax rates of subsidiaries incorporated outside of Israel
Country	Tax rate	Note
Brazil	34%
Germany	29%	(3)
United States	26%	(1)
Netherlands	25.8%
Spain	25%
China	25%
United Kingdom	25%

(1)	The tax rate is an estimated average and includes federal and states taxes. Different rates may apply in each year due to changes in the allocation of income among states.

(2)
In accordance with the legislation of BEPS Pillar 2, which entered into effect in 2024, there are several jurisdictions in which the Company operates where the local tax rate may require a supplement to a minimum taxation of 15%. This legislation has no material impact on the Company.

(3)	Starting in fiscal year 2028, the tax rate will be gradually reduced by 1% per year, reaching 24% in fiscal year 2032.

Schedule of reconciliation of changes in deferred tax liability (asset)
In respect of financial position				In respect of carry forward tax losses	Total
Depreciable property, plant and equipment and intangible assets	Inventories	Provisions for employee benefits	Other
$ millions

Balance as of January 1, 2024	(596)	50	52	15	142	(337)
Changes in 2024:
Amounts recorded in the statement of income	(36)	(7)	4	33	23	17
Amounts recorded to a capital reserve	-	-	(8)	-	-	(8)
Translation differences	9	(1)	(1)	(7)	(10)	(10)
Balance as of December 31, 2024	(623)	42	47	41	155	(338)

Changes in 2025:
Amounts recorded in the statement of income	(2)	3	2	(16)	24	11
Amounts recorded to a capital reserve	-	-	-	(4)	-	(4)
Translation differences	(5)	-	(3)	4	13	9
Balance as of December 31, 2025	(630)	45	46	25	192	(322)

Schedule of deferred taxes denominated by currencies
As of December 31
2025	2024
$ millions	$ millions

Israeli shekels	(475)	(432)
Euro	70	51
US dollar	51	9
British pound	11	11
Brazilian real	9	15
Other	12	8
	(322)	(338)

Schedule of composition of the taxes on income
For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Current taxes (1)	162	184	251
Deferred taxes	(15)	(20)	47
Taxes in respect of prior years	14	8	(11)
	161	172	287

(1) The current taxes for 2025 derived mainly from the Israeli and Chinese companies.

Schedule of effective income tax rate reconciliation
For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Income before taxes on income, as reported in the statements of income	441	636	974
Statutory tax rate (in Israel)	23%	23%	23%
Theoretical tax expense	101	146	224
Add (less) – the tax effect of:
Surplus Profit Levy tax	6	3	62
Reduced tax due to tax benefits	(27)	(12)	(17)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	(13)	(19)	(32)
Tax on dividend	6	6	4
Deductible temporary differences and their reversal (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses	37	29	52
Taxes in respect of prior years	14	8	(11)
Differences in measurement basis	27	3	2
Other differences	10	8	3
Taxes on income included in the income statements	161	172	287

Schedule of taxes on income relating to items recorded in equity
For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	-	(8)	(8)
Change in fair value of hedging derivatives	(4)	(2)	(4)
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	-	27	(9)
Total	(4)	17	(21)